Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
February 21, 2025
Keith O’Connell
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
OConnellK@SEC.GOV
RE:	Registrant:	Lincoln Variable Insurance Products Trust (“Trust” or “Registrant”)
	File Nos.:	811-08090 and 033-70742
	PEA No.:	266
	Funds:	LVIP Macquarie Diversified Income Fund LVIP Macquarie Limited-Term Diversified Income Fund LVIP Macquarie Value Fund (the “Funds”)

Dear Mr. O’Connell:
Attached for filing via EDGAR is Post-Effective Amendment No. 266 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on behalf of the Funds.
Please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc: Ronald A. Holinsky, Chief Counsel